SCHEDULE OF OTHER CURRENT ASSETS (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Advances to unrelated-parties	[1]	$ 380,144	$ 1,209,202
Advances to a related party		232,589	239,469
Advances to employees		29,497	78,566
Other current assets		85,354	112,833
Total		$ 727,584	$ 1,640,070

[1]	The advances to unrelated parties for business development are non-interest bearing and are due on demand.